INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in allowances and provisions
Beginning	$ (11,393,545)	$ (10,809,872)
Additions	(9,007,212)	(1,707,069)
Additions for business combination		(355,898)
Uses and reversals	1,467,829	1,240,213
Currency conversion difference	35,439	239,081
Ending	(18,897,489)	(11,393,545)
Total deducted from assets
Changes in allowances and provisions
Beginning	(10,137,843)	(9,918,103)
Additions	(8,671,439)	(1,339,943)
Uses and reversals	1,158,036	847,140
Currency conversion difference	21,329	273,063
Ending	(17,629,917)	(10,137,843)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(7,050,280)	(7,425,604)
Additions	(7,123,716)	(753,428)
Uses and reversals		777,558
Currency conversion difference	50,533	351,194
Ending	(14,123,463)	(7,050,280)
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(3,087,563)	(2,492,499)
Additions	(1,547,723)	(586,515)
Uses and reversals	1,158,036	69,582
Currency conversion difference	(29,204)	(78,131)
Ending	(3,506,454)	(3,087,563)
Total included in liabilities
Changes in allowances and provisions
Beginning	(1,255,702)	(891,769)
Additions	(335,773)	(367,126)
Additions for business combination		(355,898)
Uses and reversals	309,793	393,073
Currency conversion difference	14,110	(33,982)
Ending	(1,267,572)	(1,255,702)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(1,255,702)	(891,769)
Additions	(335,773)	(367,126)
Additions for business combination		(355,898)
Uses and reversals	309,793	393,073
Currency conversion difference	14,110	(33,982)
Ending	$ (1,267,572)	$ (1,255,702)